Derivatives and Hedging	12 Months Ended
Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives and Hedging	Derivatives and Hedging
The Company is exposed to market risks, including changes in foreign currency exchange rates and interest rates. To manage the risk related to these exposures, the Company enters into various derivative instruments that reduce these risks by creating offsetting exposures. The Company does not enter into derivative transactions for trading or speculative purposes.
Foreign Exchange Risk Management
The Company is exposed to foreign exchange risk when it earns revenues, pays expenses, enters into monetary intercompany transfers or other transactions denominated in a currency that differs from its functional currency. The Company uses foreign exchange derivatives, typically forward contracts, options and cross-currency swaps, to reduce its overall exposure to the effects of currency fluctuations on cash flows. These exposures are hedged, on average, for less than two years. These derivatives are accounted for as hedges, and changes in fair value are recorded each period in Other comprehensive income (loss) in the Consolidated Statements of Comprehensive Income.
The Company also uses foreign exchange derivatives, typically forward contracts and options, to economically hedge the currency exposure of the Company’s global liquidity profile, including monetary assets or liabilities that are denominated in a non-functional currency of an entity, typically on a rolling 30-day basis, but may be for up to 1 year in the future. These derivatives are not accounted for as hedges, and changes in fair value are recorded each period in Other income (expense) in the Consolidated Statements of Income.
The notional and fair values of derivative instruments are as follows (in millions):

	Notional Amount		Net Amount of Derivative Assets Presented in the Statements of Financial Position (1)		Net Amount of Derivative Liabilities Presented in the Statements of Financial Position (2)
As of December 31	2019	2018	2019	2018	2019	2018
Foreign exchange contracts
Accounted for as hedges	$579	$646	$16	$17	$1	$2
Not accounted for as hedges (3)	297	269	2	1	—	6
Total	$876	$915	$18	$18	$1	$8

(1)	Included within Other current assets ($7 million in 2019 and $3 million in 2018) or Other non-current assets ($11 million in 2019 and $15 million in 2018).

(2)	Included within Other current liabilities ($1 million in 2019 and $5 million in 2018) or Other non-current liabilities ($3 million in 2018).

(3)	These contracts typically are for 30-day durations and executed close to the last day of the most recent reporting month, thereby resulting in nominal fair values at the balance sheet date.
The amounts of derivative gains (losses) recognized in the Consolidated Financial Statements are as follows (in millions):

	2019	2018	2017
(Loss) Gain recognized in Accumulated other comprehensive loss	$(9)	$(18)	$18
The amounts of derivative gains (losses) reclassified from Accumulated other comprehensive loss into Consolidated Statements of Income are as follows (in millions):

	Years Ended December 31
	2019	2018	2017
Total revenue (1)	$(12)	$—	$—
Compensation and benefits	(1)	1	14
Other general expense	—	(2)	(5)
Interest expense	(1)	(2)	(1)
Other income (expense) (1)	—	(8)	(9)
Total	$(14)	$(11)	$(1)

(1)
With the adoption of new hedge accounting guidance in the first quarter of 2019, gains (losses) on derivatives accounted for as hedges are recognized in Total revenue in the Company’s Consolidated Statement of Income rather than Other income (expense). Refer to Note 2 “Summary of Significant Accounting Principles and Practices” for additional details.

The Company estimates that approximately $11 million of pretax losses currently included within Accumulated other comprehensive loss will be reclassified into earnings in the next twelve months.
The Company recorded a loss of $18 million for 2019, a loss of $27 million in 2018, and a gain of $7 million in 2017 in Other income (expense) for foreign exchange derivatives not designated or qualifying as hedges.
Net Investments in Foreign Operations Risk Management
The Company uses non-derivative financial instruments to protect the value of its investments in a number of foreign subsidiaries. The Company has designated a portion of its euro-denominated commercial paper issuances as a non-derivative hedge of the foreign currency exposure of a net investment in its European operations. The change in fair value of the designated portion of the euro-denominated commercial paper due to changes in foreign currency exchange rates is recorded in Foreign currency translation adjustment, a component of Accumulated other comprehensive loss, to the extent it is effective as a hedge. The foreign currency translation adjustment of the hedged net investments is also recorded in Accumulated other comprehensive loss. Ineffective portions of net investment hedges, if any, are reclassified from Accumulated other comprehensive loss into earnings during the period of change.
The Company had €101 million ($112 million at December 31, 2019 exchange rates) and €220 million ($250 million at December 31, 2018 exchange rates) of outstanding euro-denominated commercial paper at December 31, 2019 and 2018, respectively, designated as a hedge of the foreign currency exposure of its net investment in its European operations. The unrealized gain recognized in Accumulated other comprehensive loss related to the net investment non-derivative hedging instrument was $29 million and $21 million, as of December 31, 2019 and 2018, respectively.
The Company did not reclassify any deferred gains or losses related to net investment hedges from Accumulated other comprehensive loss to earnings for 2019, 2018, and 2017. In addition, the Company did not incur any ineffectiveness related to net investment hedges during 2019, 2018, and 2017.